Collection Period Ended 31-Oct-2012
Principal Note
Payment Factor
0.00 0.000000
46,994,817.52 0.086142
0.00 1.000000
0.00 1.000000
46,994,817.52
Interest & Principal
Payment
0.00
47,019,200.83
319,458.33
134,708.33
$47,473,367.49
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Dates
Collection Period No. 16
Collection Period (from... to) 1-Oct-2012 31-Oct-2012
Determination Date 13-Nov-2012
Record Date 14-Nov-2012
Distribution Date 15-Nov-2012
Interest Period of the Class A-1 and A-2 Notes (from... to) 15-Oct-2012 15-Nov-2012 Actual/360 Days 31
Interest Period of the Class A-3 and A-4 Notes (from... to)
15-Oct-2012 15-Nov-2012
30/360 Days
30
1-m Libor 0.214000%
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
Class A-1 Notes 495,000,000.00 0.00 0.00 0.000000
Class A-2 Notes 469,000,000.00 87,395,372.43 40,400,554.91 100.202170
Class A-3 Notes 451,000,000.00 451,000,000.00 451,000,000.00 0.000000
Class A-4 Notes
132,500,000.00 132,500,000.00 132,500,000.00 0.000000
Total Note Balance
1,547,500,000.00
670,895,372.43
623,900,554.91
Overcollateralization 90,968,899.86 108,958,181.84 108,958,181.84
Adjusted Pool Balance 1,638,468,899.86 779,853,554.27 732,858,736.75
Yield Supplement Overcollateralization Amount 53,171,320.50 23,559,468.46 22,180,141.36
Pool Balance
1,691,640,220.36
803,413,022.73
755,038,878.11
Amount Percentage
Initial Overcollateralization Amount 90,968,899.86 5.55%
Target Overcollateralization Amount 108,958,181.84 6.65%
Current Overcollateralization Amount 108,958,181.84 6.65%
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
Class A-1 Notes 0.216670% 0.00 0.000000 0.000000
Class A-2 Notes
0.324000% 24,383.31 0.051990 100.254160
Class A-3 Notes 0.850000% 319,458.33 0.708333 0.708333
Class A-4 Notes
1.220000% 134,708.33 1.016667 1.016667
Total
$478,549.97
Available Funds
Distributions
Principal Collections
48,114,898.13
(1) Total Servicing Fee
669,510.85
Interest Collections 2,489,261.75 Nonrecoverable Advances to the Servicer 0.00
Net Liquidation Proceeds 61,449.01 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Recoveries
133,038.55
(3) Interest Distributable Amount Class A Notes
478,549.97
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 44.93 (6) Regular Principal Distributable Amount 46,994,817.52
Available Collections
50,798,692.37
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Funds
50,798,692.37
(9) Excess Collections to Certificateholders 2,655,814.03
Total Distribution
50,798,692.37
Distribution Detail
Due Paid Shortfall
Total Servicing Fee
669,510.85 669,510.85 0.00
Total Trustee Fee
Monthly Interest Distributable Amount 478,549.97 478,549.97 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 24,383.31 24,383.31 0.00
thereof on Class A-3 Notes 319,458.33 319,458.33 0.00
thereof on Class A-4 Notes
134,708.33 134,708.33 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes
0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 478,549.97 478,549.97 0.00
Priority Principal Distributable Amount
0.00 0.00 0.00
Regular Principal Distributable Amount 46,994,817.52 46,994,817.52 0.00
46,994,817.52 0.00
0.00 0.00 0.00
Aggregate Principal Distributable Amount 46,994,817.52
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 4,096,172.25
Reserve Fund Amount - Beginning Balance
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period 3.53
minus Net Investment Earnings
3.53
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 4,096,172.25
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
3.53
Net Investment Earnings on the Collection Account 41.40
Investment Earnings for the Collection Period 44.93
Notice to Investors
4,096,172.25
62,088
Principal Collections 30,748,302.87
Pool Statistics
Pool Data
Amount Number of Receivables
Principal Collections attributable to Full Pay-offs 17,366,595.26
Principal Purchase Amounts 0.00
Principal Gross Losses 259,246.49
Pool Balance end of Collection Period 755,038,878.11 43,053
Pool Factor 44.63%
As of Cutoff Date Current
Weighted Average APR 3.62% 3.61%
Weighted Average Number of Remaining Payments 45.89 32.89
Weighted Average Seasoning (months)
13.28 28.70
Delinquency Profile *
Amount Number of Receivables Percentage
Current 749,663,849.72 42,808 99.29%
31-60 Days Delinquent 3,850,939.56 181 0.51%
61-90 Days Delinquent 1,160,887.97 50 0.15%
91-120 Days Delinquent 363,200.86 14 0.05%
Total 755,038,878.11 43,053 100.00%
Losses
Current
Principal Gross Losses 259,246.49
Principal Net Liquidation Proceeds 60,930.16
803,413,022.73 44,311 Pool Balance beginning of Collection Period
Cutoff Date Pool Balance 1,691,640,220.36
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.158%
Principal Recoveries 131,444.54
Principal Net Losses 66,871.79
Cumulative Principal Net Losses 2,679,720.43
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable